Assets Pledged as Collateral - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure assets pledged as collateral [abstract]
Shares Associates Pledge As Collateral	¥ 1,301	¥ 1,261